SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION

DWS International Growth Fund

Effective December 1, 2025, the fund will change its name as follows:
DWS International Growth Fund will be renamed DWS International Opportunities Fund.
Please Retain This Supplement for Future Reference
September 22, 2025
PRO_SAISTKR25-39